Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Line Items]
Federal tax benefits resulting from investments in renewable energy tax credit funds	$ 62.2	$ 1.9	$ 2.2
Deferred tax assets valuation allowance	0.0	0.0
Net taxes payable	41.2	25.1
Provision (benefit) for income taxes	413.5	611.1	$ 626.4
Interest Expense or Benefit
Income Taxes [Line Items]
Provision (benefit) for income taxes	0.1	$ 0.1
renewable energy investment [Member]
Income Taxes [Line Items]
Federal tax benefits resulting from investments in renewable energy tax credit funds	$ 58.7
ARX and subsidiaries
Income Taxes [Line Items]
Noncontrolling interest, ownership percentage (less than)	80.00%